INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET
Schedule of Intangible Assets

	As of December 31,
	2019	2020
	RMB	RMB
Trademark	4,653,340	1,581,860
Computer software	53,975,740	63,945,339
Less: accumulated amortization	(22,234,024)	(29,689,551)
Intangible assets, net	36,395,056	35,837,648